SIGNIFICANT TRANSACTIONS - Exit from Euroset Holding N.V. Joint Venture (Details) - Jul. 07, 2017 - PJSC VimpelCom - Megafon ₽ in Millions, $ in Millions	RUB (₽) item	USD ($) item
Euroset
Investments in associates and joint ventures
Acquired rights (as a percent)	50.00%	50.00%
Consideration paid	₽ 1,200	$ 21
Number of retail stores in which rights were acquired	4,000	4,000
Euroset
Investments in associates and joint ventures
Joint venture interest disposed (as a percent)	50.00%	50.00%